Provisions	12 Months Ended
Dec. 31, 2024
ProvisionsAbstract [Abstract]
Provisions
Note 12. Provisions

Accounting policies

Provisions for contingencies and charges
Provisions for contingencies and charges reflect obligations resulting from various disputes and risks for which due dates and amounts are uncertain, that the Company may face as part of its normal business activities.
A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The amount recorded in provisions is a best estimate of the outflow of resources that will be required to settle the obligation, discounted, if required, at year-end.

(in thousands of euros)	As of January 1, 2024	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2024
Provisions for disputes	506	200	(372)	7	341
Provisions for charges	253	7	(164)	—	96
Total Current provisions	760	207	(535)	7	438

(in thousands of euros)	As of January 1, 2023	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2023
Provisions for disputes	177	383	(46)	(8)	506
Provisions for charges	150	104	—	—	253
Total current provisions	327	487	(46)	(8)	760
(1)See Note 17.4.- Depreciation, amortization and provision expenses. In 2024, the changes in the provisions for disputes and charges in the balance sheet include exceptional provision reversals that are not mapped to R&D SG&A, resulting in a mismatch with the operations expenses flows.

Provisions for disputes exclusively include ongoing employee disputes. The increase during 2024 and 2023 of €0.2 million and €0.4 million respectively, were due to new employee disputes that occurred during the respective years.
The decrease in provisions for charges is due to a provision of €0.1 million that has been allocated in 2023 and released in 2024, for the settlement of social security taxes on attendance fees for members of the Supervisory Board.